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MetLife Insurance Company of Connecticut
One City Place
185 Asylum Street 3CP
Hartford, Connecticut 06103

                                        December 12, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re: MetLife of CT Variable Life Insurance Separate Account One File No. 333-147903 / 811-08952 MetLife VintageLife
          Rule 497(j) Certification

Commissioners:

     On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Variable Life Insurance Separate Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of Prospectus Supplements, Prospectus and Statement of Additional Information being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements, Prospectus and Statement of Additional Information contained in the Registration Statement for the Account filed electronically with the Commission on December 7, 2007.

                                        Sincerely,


                                        /s/ Daniel P. Bulger

                                        Daniel P. Bulger
                                        Counsel
                                        Metropolitan Life Insurance Company